Real Estate (Tables)	12 Months Ended
Dec. 31, 2018
Real Estate [Abstract]
Schedule of Carrying Value of Properties	The carrying value of these operating properties by type as of December 31, 2018 and 2017 is as follows (in thousands):

	Land	Building
	and Land	and		Accumulated
	Improvements	Improvements	Total	Depreciation
2018
Industrial properties	$1,233,655	$4,353,225	$5,586,880	$926,703
Office properties	2,859	43,824	46,683	14,596

2018 Total	$1,236,514	$4,397,049	$5,633,563	$941,299

2017
Industrial properties	$1,000,810	$3,867,834	$4,868,644	$810,044
Office properties	2,405	26,883	29,288	12,025

2017 Total	$1,003,215	$3,894,717	$4,897,932	$822,069

Schedule of Disposal Groups, Including Discontinued Operations
Information on the operating properties the Company sold during the years ended December 31, 2018, 2017 and 2016 is as follows:
2018 Sales

Reportable Segment	Number of Buildings	Acres of Developable Land (unaudited)	Leaseable Square Feet (unaudited)	Gross Proceeds (in thousands)
Carolinas/Richmond	1	1.5	80,000	$7,094
Chicago/Minneapolis	—	8.3	—	2,714
Lehigh/Central PA	—	66.2	—	9,700
Philadelphia	1	3.1	207,779	130,818
United Kingdom	—	—	—	65,334	(1)
Other	37	—	3,130,785	657,708
Total	39	79.1	3,418,564	$873,368

(1)	The Company sold development rights in Horsham, UK.
2017 Sales

Reportable Segment	Number of Buildings	Acres of Developable Land (unaudited)	Leaseable Square Feet (unaudited)	Gross Proceeds (in thousands)
Chicago/Minneapolis	3	—	136,110	$8,917
Florida	—	16.4	—	13,256
Houston	1	42.2	206,808	36,145
Lehigh/Central PA	2	44.3	1,683,876	249,045
Other	4	10.2	313,410	59,895
Total	10	113.1	2,340,204	$367,258

2016 Sales

Reportable Segment	Number of Buildings	Acres of Developable Land (unaudited)	Leaseable Square Feet (unaudited)	Gross Proceeds (in thousands)
Chicago/Minneapolis	24	5.3	2,037,275	$199,825
Dallas	1	—	197,600	12,000
Florida	51	12.1	3,509,641	505,828
Lehigh/Central PA	1	—	120,777	11,200
Philadelphia	—	1.0	—	2,640
Other	48	18.0	3,598,697	479,062
Total	125	36.4	9,463,990	$1,210,555

The following table illustrates aggregate balance sheet information for all held-for-sale properties (in thousands):

	December 31, 2018			December 31, 2017
	Included in Continuing Operations	Included in Discontinued Operations	Total	Included in Continuing Operations	Included in Discontinued Operations	Total
Land and land improvements	$1,301	$113,080	$114,381	$3,476	$176,312	$179,788
Buildings and improvements	5,638	384,737	390,375	80,738	712,061	792,799
Development in progress	—	9,597	9,597	—	84,463	84,463
Land held for development	26,253	—	26,253	863	—	863
Accumulated depreciation	(1,546)	(70,242)	(71,788)	(11,785)	(216,890)	(228,675)
Deferred financing and leasing costs, net	58	13,697	13,755	2,210	27,010	29,220
Other assets	164	19,470	19,634	5,137	50,362	55,499
Assets held for sale	$31,868	$470,339	$502,207	$80,639	$833,318	$913,957

Liabilities held for sale	$141	$20,990	$21,131	$1,153	$33,068	$34,221

The following table illustrates the number of sold or held-for-sale properties included in, or excluded from, discontinued operations in this report:

	Held for Sale as of December 31, 2018	Sold during the year ended December 31, 2018	Sold during the year ended December 31, 2017	Total
Properties included in discontinued operations	22	37	2	61
Properties included in continuing operations	1	2	8	11
Properties sold or classified as held for sale	23	39	10	72

The following table illustrates the number of sold or held-for-sale properties included in discontinued operations by reportable segment:

Reportable Segment	Held for Sale as of December 31, 2018	Sold during the year ended December 31, 2018	Sold during the year ended December 31, 2017
Chicago/Minneapolis	1	—	—
Florida	3	—	—
Houston	—	—	1
Philadelphia	9	—	—
United Kingdom	2	—	—
Other	7	37	1
Total	22	37	2

A summary of the results of operations for the properties classified as discontinued operations through the respective disposition dates is as follows (in thousands):

	For the Year Ended
	December 31, 2018	December 31, 2017	December 31, 2016
Revenue
Rental	$70,315	$83,696	$67,288
Operating expense reimbursement	20,670	33,650	27,835
Total Revenue	90,985	117,346	95,123
Expenses
Rental property	12,717	23,104	18,575
Real estate taxes	8,970	12,910	7,964
Other operating expense	100	(182)	218
Interest expense	7,800	8,916	12,119
Depreciation and amortization	13,192	25,805	19,312
Impairment charges - real estate assets	7,257	6,686	—
Total Expense	50,036	77,239	58,188
Interest and other income	(185)	(280)	(104)
Gain on property dispositions	303,159	14,578	—
Income taxes	(106)	(99)	(97)
Income from discontinued operations	343,817	54,306	36,734
Noncontrolling interest - operating partnership	(8,011)	(1,271)	(856)
Noncontrolling interest – consolidated joint ventures	(495)	(511)	(258)
Income available to common shareholders	$335,311	$52,524	$35,620

Schedule of Operating Properties and Land Parcels Acquired
Information on the operating properties and land parcels the Company acquired during the years ended December 31, 2018, 2017 and 2016 is as follows:
2018 Acquisitions

Reportable Segment	Number of Buildings	Acres of Developable Land (unaudited)	Leaseable Square Feet (unaudited)	Purchase Price
				(in thousands)
Dallas	1	—	900,043	$52,491
Florida	—	30.8	—	15,478
Lehigh/Central PA	—	170.2	—	34,092
Southern California	5	36.0	1,450,041	291,916
United Kingdom	7	8.7	1,116,421	149,582
Other	3	29.2	584,569	89,011
Total	16	274.9	4,051,074	$632,570

2017 Acquisitions

Reportable Segment	Number of Buildings	Acres of Developable Land (unaudited)	Leaseable Square Feet (unaudited)	Purchase Price
				(in thousands)
Carolinas/Richmond	—	10.7	—	$1,242
Lehigh/Central PA	—	94.6	—	17,798
Southern California	3	—	1,163,233	176,310
United Kingdom	—	34.6	—	12,550
Other	5	113.6	698,646	88,498
Total	8	253.5	1,861,879	$296,398

2016 Acquisitions

Reportable Segment	Number of Buildings	Acres of Developable Land (unaudited)	Leaseable Square Feet (unaudited)	Purchase Price
				(in thousands)
Carolinas/Richmond	—	12.7	—	$2,251
Chicago/Minneapolis	1	5.6	73,160	11,064
Dallas	—	88.0	—	7,985
Lehigh/Central PA	—	76.0	—	15,395
Philadelphia	—	6.2	—	13,943
Southern California	—	8.1	—	4,041
Other	—	19.8	—	6,213
Total	1	216.4	73,160	$60,892